Label	Element	Value
Roundhill Pro Sports, Media & Apparel ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Pro Sports, Media & Apparel ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 1, 2021
to the

Roundhill MVP ETF
(the “Fund”)

Prospectus, and Statement of Additional Information
each dated March 15, 2021, as previously supplemented

Effective immediately, the name of the Fund has been changed to the Roundhill Pro Sports, Media & Apparel ETF.

Strategy [Heading]	rr_StrategyHeading	In connection with this change, the Fund has adopted a non-fundamental investment policy, pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended. As a result, the following disclosure has been added to the section entitled “Principal Investment Strategies” in the Summary Prospectus and Prospectus, as well as, to the section entitled “Investment Restrictions” in the Statement of Additional Information:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in companies that derive a majority of their revenue or profits from, or invest a majority of their assets in, professional sports activities, media, or apparel.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in companies that derive a majority of their revenue or profits from, or invest a majority of their assets in, professional sports activities, media, or apparel.
Supplement Closing [Text Block]	ck0001683471_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus and SAI for future reference.
Roundhill Pro Sports, Media & Apparel ETF | Roundhill Pro Sports, Media & Apparel ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MVP